Short-Term Bond Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

Corporate Bonds (50.1%)	Shares/ Par +	Value $ (000’s)
Basic Materials (0.5%)
ArcelorMittal 3.600%, 7/16/24	225,000	225
Celulosa Arauco y Constitucion SA 4.500%, 8/1/24	365,000	375
Ecolab, Inc. 1.650%, 2/1/27	215,000	202
LYB International Finance III, LLC 1.250%, 10/1/25	373,000	345
Nucor Corp. 2.000%, 6/1/25	155,000	150
POSCO 2.375%, 11/12/22 144A	810,000	809
Westlake Chemical Corp. 0.875%, 8/15/24	100,000	96

Total		2,202

Communications (3.6%)
AT&T, Inc. 0.900%, 3/25/24	1,060,000	1,026
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
4.464%, 7/23/22 b	2,107,000	2,115
4.908%, 7/23/25 b	1,550,000	1,607
Comcast Corp. 3.700%, 4/15/24	460,000	470
Cox Communications, Inc. 3.150%, 8/15/24 144A	443,000	444
Expedia, Inc. 3.600%, 12/15/23	565,000	570
NBN Co., Ltd. 1.450%, 5/5/26 144A	1,000,000	925
NTT Finance Corp.
0.373%, 3/3/23 144A	660,000	650
0.583%, 3/1/24 144A	265,000	254
The Priceline Group, Inc. 2.750%, 3/15/23	150,000	151
Rogers Communications, Inc. 3.200%, 3/15/27 144A	690,000	679
SES SA 3.600%, 4/4/23 144A	555,000	558
Sky, Ltd. 3.750%, 9/16/24 144A	1,450,000	1,474
T-Mobile USA, Inc.
2.250%, 2/15/26	470,000	443
3.500%, 4/15/25	515,000	518
Verizon Communications, Inc.
0.850%, 11/20/25	500,000	463
1.450%, 3/20/26	650,000	611
2.625%, 8/15/26	845,000	826
3.376%, 2/15/25	230,000	233
The Walt Disney Co. 1.750%, 1/13/26	395,000	378

Total		14,395

Corporate Bonds (50.1%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical (5.8%)
7-Eleven, Inc.
0.625%, 2/10/23 144A	200,000	197
0.800%, 2/10/24 144A	325,000	312
American Airlines Pass Through Trust, Series 2017-2, Class B 3.700%, 4/15/27	248,759	234
Aptiv PLC / Aptiv Corp. 2.396%, 2/18/25	130,000	127
AutoZone, Inc. 3.625%, 4/15/25	235,000	238
Brunswick Corp. 0.850%, 8/18/24	685,000	648
Daimler Finance North America LLC
1.625%, 12/13/24 144A	580,000	554
1.750%, 3/10/23 144A	815,000	811
General Motors Co.
4.875%, 10/2/23	530,000	546
5.400%, 10/2/23	500,000	517
General Motors Financial Co., Inc. 2.900%, 2/26/25	965,000	943
Genuine Parts Co. 1.750%, 2/1/25	220,000	210
Harley-Davidson Financial Services, Inc. 2.550%, 6/9/22 144A	210,000	210
Hasbro, Inc. 3.000%, 11/19/24	1,030,000	1,022
Hyatt Hotels Corp. 1.300%, 10/1/23	325,000	317
Hyundai Capital America
0.800%, 1/8/24 144A	390,000	372
0.875%, 6/14/24 144A	510,000	481
1.000%, 9/17/24 144A	255,000	240
1.150%, 11/10/22 144A	385,000	382
2.375%, 2/10/23 144A	865,000	862
2.850%, 11/1/22 144A	228,000	229
3.000%, 6/20/22 144A	470,000	471
Hyundai Motor Co. 2.125%, 4/24/25 144A	200,000	192
Lowe’s Companies, Inc. 3.350%, 4/1/27	175,000	176
Magallanes, Inc. 3.755%, 3/15/27 144A	1,545,000	1,542
Marriott International, Inc.
2.125%, 10/3/22	200,000	200
3.125%, 2/15/23	170,000	171
3.600%, 4/15/24	1,160,000	1,172
McDonald’s Corp.
1.450%, 9/1/25	270,000	258
3.300%, 7/1/25	155,000	157
3.350%, 4/1/23	305,000	309
Nissan Motor Acceptance Corp.
2.600%, 9/28/22 144A	1,010,000	1,010
2.650%, 7/13/22 144A	215,000	215
Nissan Motor Co., Ltd. 3.043%, 9/15/23 144A	775,000	773

Short-Term Bond Portfolio

Corporate Bonds (50.1%)	Shares/ Par +	Value $ (000’s)

Consumer, Cyclical continued
Nordstrom, Inc. 2.300%, 4/8/24	85,000	84
O’Reilly Automotive, Inc. 3.800%, 9/1/22	195,000	196
Panasonic Corp. 2.536%, 7/19/22 144A	335,000	335
QVC, Inc. 4.375%, 3/15/23 b	2,065,000	2,075
Ross Stores, Inc.
0.875%, 4/15/26	350,000	320
4.600%, 4/15/25	1,100,000	1,144
Starbucks Corp. 2.700%, 6/15/22	205,000	205
Stellantis Finance US, Inc. 1.711%, 1/29/27 144A	260,000	237
Toyota Motor Credit Corp.
2.650%, 4/12/22	875,000	875
3.050%, 3/22/27	325,000	324
United Airlines Pass Through Trust, Series 2019-2, Class B 3.500%, 11/1/29	150,406	136
Volkswagen Group of America Finance LLC
0.750%, 11/23/22 144A	360,000	357
0.875%, 11/22/23 144A	345,000	333
2.700%, 9/26/22 144A	290,000	291
2.900%, 5/13/22 144A	200,000	200
3.125%, 5/12/23 144A	200,000	201

Total		23,411

Consumer, Non-cyclical (8.0%)
AbbVie, Inc.
2.600%, 11/21/24 b	1,935,000	1,922
2.900%, 11/6/22	775,000	780
2.950%, 11/21/26	1,120,000	1,109
3.200%, 11/6/22	85,000	86
3.200%, 5/14/26	100,000	100
3.250%, 10/1/22	80,000	80
Aetna, Inc. 2.800%, 6/15/23	275,000	276
AmerisourceBergen Corp. 0.737%, 3/15/23	1,050,000	1,035
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 3.650%, 2/1/26	250,000	255
AstraZeneca Finance LLC 1.200%, 5/28/26	805,000	746
BAT International Finance PLC
1.668%, 3/25/26	475,000	436
4.448%, 3/16/28	1,010,000	1,012
Baxalta, Inc. 3.600%, 6/23/22	125,000	125
Bayer US Finance II LLC 3.875%, 12/15/23 144A	505,000	510
Becton Dickinson and Co.
3.363%, 6/6/24	460,000	464
3.734%, 12/15/24	100,000	102
Bristol-Myers Squibb Co.
2.900%, 7/26/24	268,000	270
3.250%, 2/20/23	91,000	92
Bunge, Ltd. Finance Corp. 3.000%, 9/25/22 b	2,000,000	2,010

Corporate Bonds (50.1%)	Shares/ Par +	Value $ (000’s)

Consumer, Non-cyclical continued
Cardinal Health, Inc.
3.079%, 6/15/24	310,000	310
3.200%, 3/15/23	395,000	398
3.500%, 11/15/24	525,000	530
Cigna Corp.
0.613%, 3/15/24	190,000	182
3.000%, 7/15/23	320,000	322
3.750%, 7/15/23	179,000	182
Coca-Cola European Partners PLC 0.800%, 5/3/24 144A	1,135,000	1,084
CommonSpirit Health 1.547%, 10/1/25	365,000	342
CVS Health Corp.
2.625%, 8/15/24	150,000	150
2.875%, 6/1/26	265,000	262
3.000%, 8/15/26	220,000	218
Diageo Capital PLC 1.375%, 9/29/25	300,000	284
HCA, Inc. 3.125%, 3/15/27 144A	580,000	567
Health Care Service Corp., a Mutual Legacy Reserve Co. 1.500%, 6/1/25 144A	780,000	742
HPHT Finance 19, Ltd. 2.875%, 11/5/24 §	500,000	495
Humana, Inc.
0.650%, 8/3/23	320,000	312
1.350%, 2/3/27	75,000	68
2.900%, 12/15/22	140,000	141
3.150%, 12/1/22	150,000	151
3.850%, 10/1/24	545,000	554
4.500%, 4/1/25	565,000	585
Imperial Brands Finance PLC
3.125%, 7/26/24 144A	855,000	847
3.500%, 2/11/23 144A	1,210,000	1,216
3.750%, 7/21/22 144A	2,059,000	2,064
JDE Peet’s NV 0.800%, 9/24/24 144A	295,000	277
Mondelez International, Inc.
2.125%, 3/17/24	410,000	407
2.625%, 3/17/27	415,000	405
Moody’s Corp. 3.750%, 3/24/25	505,000	513
PeaceHealth Obligated Group 1.375%, 11/15/25	105,000	99
PerkinElmer, Inc.
0.550%, 9/15/23	390,000	379
0.850%, 9/15/24	745,000	707
Perrigo Company PLC 4.000%, 11/15/23	200,000	205
Perrigo Finance Unlimited Co. 3.900%, 12/15/24	1,570,000	1,577
Philip Morris International, Inc. 1.125%, 5/1/23	220,000	217
RELX Capital, Inc. 3.500%, 3/16/23	270,000	272
Royalty Pharma PLC 0.750%, 9/2/23	425,000	413
S&P Global, Inc. 2.450%, 3/1/27 144A	1,120,000	1,090

Short-Term Bond Portfolio

Corporate Bonds (50.1%)	Shares/ Par +	Value $ (000’s)

Consumer, Non-cyclical continued
Shire Acquisitions Investments Ireland DAC 2.875%, 9/23/23	397,000	398
Stryker Corp. 0.600%, 12/1/23	190,000	184
Thermo Fisher Scientific, Inc. 0.797%, 10/18/23	1,050,000	1,024
Triton Container International, Ltd. 0.800%, 8/1/23 144A	780,000	757

Total		32,340

Diversified (0.2%)
CK Hutchison International 17 II, Ltd. 2.750%, 3/29/23 §	650,000	652

Total		652

Energy (4.7%)
Aker BP ASA 3.000%, 1/15/25 144A	445,000	438
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc. 1.231%, 12/15/23	210,000	205
Canadian Natural Resources, Ltd. 2.050%, 7/15/25	760,000	729
Cheniere Corpus Christi Holdings LLC
5.875%, 3/31/25	425,000	449
7.000%, 6/30/24	1,110,000	1,181
Devon Energy Corp. 8.250%, 8/1/23	290,000	307
Enbridge, Inc.
0.458%, (US SOFR plus 0.400%), 2/17/23	205,000	205
2.150%, 2/16/24	275,000	271
2.500%, 1/15/25	640,000	629
2.500%, 2/14/25	330,000	323
4.000%, 10/1/23	365,000	371
Energy Transfer LP
2.900%, 5/15/25	115,000	112
3.450%, 1/15/23	55,000	55
3.600%, 2/1/23	175,000	176
4.200%, 9/15/23	135,000	137
4.250%, 3/15/23	780,000	789
4.250%, 4/1/24	35,000	36
5.875%, 1/15/24	1,054,000	1,098
Energy Transfer Operating LP 4.900%, 2/1/24	425,000	436
Eni SpA 4.000%, 9/12/23 144A	955,000	968
EOG Resources, Inc. 2.625%, 3/15/23	140,000	140
Equinor ASA 2.875%, 4/6/25	880,000	880
Exxon Mobil Corp. 2.992%, 3/19/25	725,000	728
Florida Gas Transmission LLC 3.875%, 7/15/22 144A	250,000	250
Gray Oak Pipeline LLC
2.000%, 9/15/23 144A	295,000	291
2.600%, 10/15/25 144A	205,000	197
Kinder Morgan Energy Partners LP 3.950%, 9/1/22	70,000	70
Pioneer Natural Resources Co. 0.550%, 5/15/23	350,000	342

Corporate Bonds (50.1%)	Shares/ Par +	Value $ (000’s)

Energy continued
Plains All American Pipeline LP / PAA Finance Corp. 2.850%, 1/31/23	725,000	724
Sabine Pass Liquefaction LLC
5.625%, 4/15/23	1,370,000	1,402
5.625%, 3/1/25	260,000	275
5.750%, 5/15/24	100,000	105
Saudi Arabian Oil Co. 2.750%, 4/16/22 144A	805,000	805
Schlumberger Finance Canada, Ltd. 1.400%, 9/17/25	155,000	147
Schlumberger Holdings Corp.
3.750%, 5/1/24 144A	865,000	881
4.000%, 12/21/25 144A	170,000	173
Suncor Energy, Inc. 2.800%, 5/15/23	395,000	396
Western Midstream Operating LP 4.000%, 7/1/22	800,000	800
The Williams Cos., Inc. 3.700%, 1/15/23	979,000	985
Williams Partners LP
3.350%, 8/15/22	95,000	95
4.300%, 3/4/24	145,000	148

Total		18,749

Financial (18.6%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.650%, 10/29/24	770,000	727
4.125%, 7/3/23	960,000	966
4.500%, 9/15/23	485,000	489
4.875%, 1/16/24	355,000	360
AIB Group PLC 4.750%, 10/12/23 144A	600,000	610
Air Lease Corp. 2.250%, 1/15/23	360,000	360
American Express Co. 2.250%, 3/4/25	975,000	957
American International Group, Inc. 2.500%, 6/30/25	650,000	635
American Tower Corp.
2.400%, 3/15/25	360,000	350
5.000%, 2/15/24	225,000	233
Aon Corp. 2.200%, 11/15/22	180,000	180
Athene Global Funding
1.716%, 1/7/25 144A	930,000	886
2.514%, 3/8/24 144A	1,165,000	1,147
Avolon Holdings Funding, Ltd.
2.125%, 2/21/26 144A	610,000	557
2.875%, 2/15/25 144A	435,000	418
3.950%, 7/1/24 144A	130,000	130
Banco Bilbao Vizcaya Argentaria SA 0.875%, 9/18/23	1,000,000	972
Banco del Estado de Chile 2.704%, 1/9/25 144A	260,000	258
Banco Santander Mexico SA Institucion De Banca Multiple Grupo Financiero Santander Mexico 4.125%, 11/9/22 §	775,000	780

Short-Term Bond Portfolio

Corporate Bonds (50.1%)	Shares/ Par +	Value $ (000’s)

Financial continued
Banco Santander SA
0.701%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.450%), 6/30/24	600,000	582
3.496%, 3/24/25	600,000	600
Bank of America Corp.
0.810%, (US SOFR plus 0.740%), 10/24/24	695,000	672
0.976%, (US SOFR plus 0.690%), 4/22/25	605,000	580
1.734%, (US SOFR plus 0.960%), 7/22/27	450,000	418
1.843%, (US SOFR plus 0.670%), 2/5/25	460,000	450
3.384%, (US SOFR plus 1.330%), 4/2/26	580,000	579
Bank of Ireland Group PLC 4.500%, 11/25/23 144A	1,540,000	1,570
Banque Federative du Credit Mutuel SA
0.650%, 2/27/24 144A	505,000	483
0.998%, 2/4/25 144A	665,000	623
2.125%, 11/21/22 144A	630,000	631
Barclays Bank PLC 1.700%, 5/12/22	285,000	285
Barclays PLC 1.007%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.800%), 12/10/24	555,000	533
4.338%, (ICE LIBOR USD 3 Month plus 1.356%), 5/16/24	370,000	376
BDO Unibank, Inc. 2.950%, 3/6/23 §	800,000	796
BNP Paribas SA 2.591%, (US SOFR plus 1.228%), 1/20/28 144A	615,000	579
BPCE SA
1.700%, (ICE LIBOR USD 3 Month plus 1.220%), 5/22/22 144A	280,000	280
5.700%, 10/22/23 144A	1,480,000	1,531
Brighthouse Financial Global Funding
0.600%, 6/28/23 144A	1,315,000	1,283
1.000%, 4/12/24 144A	495,000	474
Capital One Financial Corp.
2.636%, (US SOFR plus 1.290%), 3/3/26	585,000	572
3.200%, 1/30/23	345,000	348
3.500%, 6/15/23	245,000	248
3.900%, 1/29/24	240,000	244
The Charles Schwab Corp.
2.450%, 3/3/27	1,090,000	1,058
4.200%, 3/24/25	525,000	543
Citigroup, Inc.
0.981%, (US SOFR plus 0.669%), 5/1/25	500,000	477
3.106%, (US SOFR plus 2.842%), 4/8/26	650,000	644
CNO Global Funding
1.650%, 1/6/25 144A	525,000	500
1.750%, 10/7/26 144A	490,000	452
Corebridge Financial, Inc. 3.500%, 4/4/25 144A	455,000	455
Credit Agricole SA
1.279%, (ICE LIBOR USD 3 Month plus 1.020%), 4/24/23 144A	315,000	317
Credit Suisse AG
0.495%, 2/2/24	485,000	464
1.000%, 5/5/23	860,000	847

Corporate Bonds (50.1%)	Shares/ Par +	Value $ (000’s)

Financial continued
Credit Suisse Group AG
2.997%, (3 Month LIBOR plus 1.200%), 12/14/23 144A	500,000	500
Creditcorp, Ltd. 2.750%, 6/17/25 144A	200,000	193
Crown Castle International Corp.
1.050%, 7/15/26	615,000	556
2.900%, 3/15/27	485,000	469
3.150%, 7/15/23	430,000	433
Danske Bank A/S
1.226%, 6/22/24 144A	880,000	838
3.773%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.450%), 3/28/25 144A	405,000	406
5.375%, 1/12/24 144A	455,000	469
Equitable Financial Life Global Funding
0.500%, 4/6/23 144A	1,145,000	1,125
1.100%, 11/12/24 144A	530,000	502
Essex Portfolio LP 3.875%, 5/1/24	600,000	607
The Goldman Sachs Group, Inc.
0.627%, (US SOFR plus 0.538%), 11/17/23	115,000	114
0.657%, (US SOFR plus 0.505%), 9/10/24	335,000	324
0.673%, (US SOFR plus 0.572%), 3/8/24	335,000	328
0.925%, (US SOFR plus 0.486%), 10/21/24	315,000	305
1.757%, (US SOFR plus 0.730%), 1/24/25	565,000	551
3.500%, 4/1/25	490,000	494
Highwoods Realty LP 3.625%, 1/15/23	740,000	743
HPHT Finance 17, Ltd. 2.750%, 9/11/22 §	765,000	764
HSBC Holdings PLC
1.162%, (US SOFR plus 0.580%), 11/22/24	420,000	406
1.645%, (US SOFR plus 1.538%), 4/18/26	910,000	856
2.099%, (US SOFR plus 1.929%), 6/4/26	320,000	304
Jackson Financial, Inc. 1.125%, 11/22/23 144A	620,000	601
Jackson National Life Global Funding 1.750%, 1/12/25 144A	620,000	594
JPMorgan Chase & Co.
0.824%, (US SOFR plus 0.540%), 6/1/25	560,000	534
0.939%, (US SOFR plus 0.885%), 4/22/27	350,000	343
2.083%, (US SOFR plus 1.850%), 4/22/26	890,000	859
KeyBank NA 1.250%, 3/10/23	580,000	575
LeasePlan Corp. NV 2.875%, 10/24/24 144A	600,000	586
Lincoln National Corp. 4.000%, 9/1/23	130,000	132
Lloyds Banking Group PLC
1.326%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.100%), 6/15/23	200,000	199
LSEGA Financing PLC 0.650%, 4/6/24 144A	765,000	730
Marsh & McLennan Cos., Inc. 3.875%, 3/15/24	345,000	352
Metropolitan Life Global Funding I 0.400%, 1/7/24 144A	430,000	413

Short-Term Bond Portfolio

Corporate Bonds (50.1%)	Shares/ Par +	Value $ (000’s)

Financial continued
Mitsubishi UFJ Financial Group, Inc.
0.953%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.550%), 7/19/25	985,000	934
Mizuho Financial Group Cayman 2, Ltd. 4.200%, 7/18/22 §	930,000	935
Morgan Stanley
0.529%, (US SOFR plus 0.455%), 1/25/24	450,000	443
0.560%, (US SOFR plus 0.466%), 11/10/23	640,000	633
0.731%, (US SOFR plus 0.616%), 4/5/24	560,000	548
1.164%, (US SOFR plus 0.560%), 10/21/25	445,000	423
2.630%, (US SOFR plus 0.940%), 2/18/26	545,000	535
2.750%, 5/19/22	485,000	486
4.100%, 5/22/23	160,000	163
4.875%, 11/1/22	375,000	381
Nasdaq, Inc. 0.445%, 12/21/22	415,000	410
Nationwide Building Society
3.622%, (ICE LIBOR USD 3 Month plus 1.181%), 4/26/23 144A	615,000	615
3.766%, (ICE LIBOR USD 3 Month plus 1.064%), 3/8/24 144A	260,000	261
NatWest Group PLC 3.875%, 9/12/23	520,000	525
NatWest Markets PLC
0.800%, 8/12/24 144A	390,000	367
2.375%, 5/21/23 144A	640,000	636
3.479%, 3/22/25 144A	610,000	608
Park Aerospace Holdings, Ltd.
4.500%, 3/15/23 144A	525,000	529
5.250%, 8/15/22 144A	375,000	377
PNC Bank NA
2.450%, 7/28/22	325,000	326
2.950%, 1/30/23	335,000	338
Principal Life Global Funding II 0.750%, 4/12/24 144A	530,000	507
Public Storage 0.524%, (US SOFR plus 0.470%), 4/23/24	280,000	280
QNB Finance, Ltd. 3.500%, 3/28/24 §	880,000	883
Santander Holdings USA, Inc. 2.490%, (US SOFR plus 1.249%), 1/6/28	410,000	382
SBA Tower Trust
1.631%, 5/15/51 144A	280,000	263
1.884%, 1/15/26 144A	160,000	151
2.836%, 1/15/50 144A	440,000	433
Simon Property Group LP
2.000%, 9/13/24	225,000	221
3.375%, 10/1/24	450,000	455
Standard Chartered PLC
0.991%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.780%), 1/12/25 144A	220,000	210
1.319%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.170%), 10/14/23 144A	455,000	451
1.822%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.950%), 11/23/25 144A	255,000	242
3.950%, 1/11/23 144A	1,000,000	1,005

Corporate Bonds (50.1%)	Shares/ Par +	Value $ (000’s)

Financial continued
3.971%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.650%), 3/30/26 144A	345,000	344
SunTrust Bank 2.800%, 5/17/22	480,000	481
Svenska Handelsbanken AB
0.550%, 6/11/24 144A	420,000	400
1.418%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.630%), 6/11/27 144A	400,000	369
Swedbank AB 1.300%, 6/2/23 144A	505,000	498
Synchrony Bank 3.000%, 6/15/22	250,000	250
Synchrony Financial
2.850%, 7/25/22 b	2,066,000	2,072
4.250%, 8/15/24	1,130,000	1,146
The Toronto-Dominion Bank 0.550%, 3/4/24	1,015,000	977
Trininty Acquisition PLC 4.625%, 8/15/23	200,000	205
Truist Financial Corp. 0.473%, (US SOFR plus 0.400%), 6/9/25	410,000	407
UBS AG 0.700%, 8/9/24 144A	280,000	265
UBS Group AG
1.008%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.830%), 7/30/24 144A	620,000	603
1.494%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.850%), 8/10/27 144A	215,000	195
1.700%, (ICE LIBOR USD 3 Month plus 1.220%), 5/23/23 144A	415,000	415
Wells Fargo & Co.
1.654%, (US SOFR plus 1.600%), 6/2/24	410,000	405
2.188%, (US SOFR plus 2.000%), 4/30/26	400,000	386
3.526%, (US SOFR plus 1.510%), 3/24/28	375,000	374
The Western Union Co. 2.850%, 1/10/25	570,000	563

Total		75,025

Industrial (2.1%)
Amphenol Corp. 2.050%, 3/1/25	405,000	394
Avnet, Inc. 4.875%, 12/1/22	180,000	183
Boral Finance, Ltd. 3.000%, 11/1/22 144A	345,000	345
Canadian Pacific Railway Co.
1.350%, 12/2/24	725,000	695
1.750%, 12/2/26	315,000	297
Carrier Global Corp. 2.242%, 2/15/25	117,000	114
DAE Funding LLC 1.550%, 8/1/24 144A	265,000	250
Deere & Co. 2.750%, 4/15/25	195,000	194
GATX Corp.
3.900%, 3/30/23	360,000	366
4.350%, 2/15/24	547,000	559

Short-Term Bond Portfolio

Corporate Bonds (50.1%)	Shares/ Par +	Value $ (000’s)
Industrial continued
Honeywell International, Inc. 1.350%, 6/1/25	435,000	419
Kansas City Southern 3.000%, 5/15/23	565,000	566
Martin Marietta Materials, Inc. 0.650%, 7/15/23	475,000	464
Otis Worldwide Corp. 2.056%, 4/5/25	485,000	472
Republic Services, Inc. 2.500%, 8/15/24	375,000	371
Roper Technologies, Inc.
0.450%, 8/15/22	100,000	100
1.000%, 9/15/25	115,000	107
2.350%, 9/15/24	165,000	162
3.125%, 11/15/22	660,000	663
3.650%, 9/15/23	125,000	127
Siemens Financieringsmaatschappij NV 0.650%, 3/11/24 144A	390,000	376
SMBC Aviation Capital Finance DAC
3.550%, 4/15/24 144A	200,000	199
4.125%, 7/15/23 144A	200,000	201
Sydney Airport Finance Co. Pty, Ltd. 3.900%, 3/22/23 144A	643,000	651

Total		8,275

Real Estate (0.2%)
SBA Tower Trust 3.448%, 3/15/23 144A	775,000	775

Total		775

Technology (3.0%)
Analog Devices, Inc. 0.303%, (US SOFR plus 0.250%), 10/1/24	170,000	169
2.950%, 4/1/25	140,000	140
CDW LLC / CDW Finance Corp. 5.500%, 12/1/24	180,000	186
Fidelity National Information Services, Inc.
0.375%, 3/1/23	650,000	638
0.600%, 3/1/24	310,000	297
Fiserv, Inc.
2.750%, 7/1/24	800,000	798
3.800%, 10/1/23	470,000	477
Fortinet, Inc. 1.000%, 3/15/26	380,000	346
HCL America, Inc. 1.375%, 3/10/26 144A	1,000,000	916
International Business Machines Corp. 2.875%, 11/9/22	155,000	156
Marvell Technology, Inc. 4.200%, 6/22/23	590,000	599
Microchip Technology, Inc.
0.972%, 2/15/24	685,000	657
0.983%, 9/1/24 144A	560,000	530
2.670%, 9/1/23	640,000	638
NXP BV / NXP Funding LLC
4.625%, 6/1/23 144A	1,830,000	1,858
4.875%, 3/1/24 144A	400,000	411
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.700%, 5/1/25 144A	200,000	194
3.875%, 6/18/26 144A	245,000	246

Corporate Bonds (50.1%)	Shares/ Par +	Value $ (000’s)
Technology continued
Oracle Corp.
2.400%, 9/15/23	745,000	742
2.500%, 4/1/25	1,250,000	1,221
Qorvo, Inc. 1.750%, 12/15/24 144A	275,000	262
Skyworks Solutions, Inc. 0.900%, 6/1/23	175,000	171
VMware, Inc. 0.600%, 8/15/23	385,000	374
Workday, Inc. 3.500%, 4/1/27	265,000	265

Total		12,291

Utilities (3.4%)
The AES Corp. 3.300%, 7/15/25 144A	365,000	358
Alexander Funding Trust 1.841%, 11/15/23 144A	530,000	514
APT Pipelines, Ltd. 4.200%, 3/23/25 144A	930,000	943
Edison International
2.950%, 3/15/23	310,000	309
3.125%, 11/15/22	290,000	292
Enel Finance International NV
1.375%, 7/12/26 144A	645,000	592
2.650%, 9/10/24 144A	795,000	783
FirstEnergy Corp. 3.350%, 7/15/22	320,000	320
Korea Hydro & Nuclear Power Co., Ltd. 1.250%, 4/27/26 144A	795,000	741
NextEra Energy Capital Holdings, Inc. 1.875%, 1/15/27	685,000	642
NRG Energy, Inc. 3.750%, 6/15/24 144A	270,000	269
Pacific Gas & Electric Co.
1.207%, (US SOFR Index plus 1.150%), 11/14/42	100,000	100
1.750%, 6/16/22 b	3,535,000	3,531
3.500%, 6/15/25	555,000	542
Saudi Electricity Global Sukuk Co. 2 3.473%, 4/8/23 §	800,000	806
Sempra Energy 3.300%, 4/1/25	385,000	386
Southern California Gas Co. 2.950%, 4/15/27	410,000	404
Vistra Operations Co. LLC 3.550%, 7/15/24 144A	2,305,000	2,283

Total		13,815

Total Corporate Bonds (Cost: $206,648)		201,930

Governments (15.1%)
Governments (15.1%)
US Treasury
0.125%, 4/30/23 b	6,045,000	5,938
0.125%, 5/31/23 b	2,250,000	2,204
0.125%, 6/30/23 b	8,260,000	8,074
0.125%, 7/31/23 b	3,910,000	3,812
0.125%, 8/31/23 b	4,195,000	4,081
0.375%, 10/31/23 b	14,830,000	14,414

Short-Term Bond Portfolio

Governments (15.1%)	Shares/ Par +	Value $ (000’s)
Governments continued
0.375%, 8/15/24	625,000	595
0.500%, 11/30/23 b	2,070,000	2,012
0.750%, 12/31/23 b	4,125,000	4,018
0.875%, 1/31/24 b	2,050,000	1,998
1.500%, 2/29/24 b	6,085,000	5,996
1.750%, 3/15/25 b	5,725,000	5,604
2.250%, 3/31/24 b	2,065,000	2,062

Total		60,808

Total Governments (Cost: $62,019)		60,808

Municipal Bonds (0.4%)
Municipal Bonds (0.4%)
Golden State Tobacco Securitization Corp. 1.711%, 6/1/24 RB	435,000	423
Long Island Power Authority 0.764%, 3/1/23 RB	160,000	158
State of Illinois 2.250%, 10/1/22 GO	885,000	887

Total Municipal Bonds (Cost: $1,480)		1,468

Structured Products (34.0%)
Asset Backed Securities (14.3%)
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class D 3.820%, 3/18/24	790,000	797
AmeriCredit Automobile Receivables Trust, Series 2019-3, Class B 2.130%, 7/18/25	240,000	240
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class C 1.590%, 10/20/25	320,000	316
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class D 1.800%, 12/18/25	315,000	307
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class C 1.060%, 8/18/26	245,000	235
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class C 0.890%, 10/19/26	430,000	408
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D 1.210%, 12/18/26	270,000	255
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D 1.290%, 6/18/27	575,000	536
Applebee’s Funding LLC / IHOP Funding LLC, Series 2019-1A, Class A2I 4.194%, 6/7/49 144A	1,138,500	1,130
Arbor Realty Collateralized Loan Obligation, Ltd., Series 2021-FL4, Class A
1.747%, (ICE LIBOR USD 1 Month plus 1.350%), 11/15/36 144A	465,000	461
Arbor Realty Commercial Real Estate Notes, Series 2021-FL3, Class A
1.467%, (ICE LIBOR USD 1 Month plus 1.070%), 8/15/34 144A	640,000	632
ARI Fleet Lease Trust, Series 2020-A, Class B 2.060%, 11/15/28 144A	345,000	341

Structured Products (34.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class A 2.970%, 3/20/24 144A	425,000	427
Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class B 3.330%, 3/20/24 144A	435,000	436
Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class C 4.950%, 3/20/25 144A	195,000	198
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A 3.350%, 9/22/25 144A	340,000	341
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A 2.330%, 8/20/26 144A	250,000	243
Babson CLO, Ltd., Series 2017-IA, Class AR
1.054%, (ICE LIBOR USD 3 Month plus 0.800%), 1/20/28 144A	557,575	554
Bayview Mortgage Fund IVc Trust, Series 2017-RT3, Class A 3.500%, (AFC), 1/28/58 144A	250,614	247
Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL5, Class A 3.500%, (AFC), 6/28/57 144A	221,290	220
Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4, Class A 3.500%, (AFC), 1/28/55 144A	76,802	76
Blackbird Capital Aircraft, Series 2016-1A, Class A4 2.487%, 12/16/41 144A Σ	293,958	280
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A 3.280%, 9/26/33 144A	139,725	138
BSPRT Issuer, Ltd., Series 2022-FL8, Class A
1.550%, (US 30 Day Average SOFR plus 1.500%), 2/15/37 144A	815,000	809
CarMax Auto Owner Trust, Series 2019-2, Class B 3.010%, 12/16/24	455,000	458
CarMax Auto Owner Trust, Series 2019-4, Class A4 2.130%, 7/15/25	345,000	343
CarMax Auto Owner Trust, Series 2020-1, Class B 2.210%, 9/15/25	430,000	425
CarMax Auto Owner Trust, Series 2020-1, Class C 2.340%, 11/17/25	190,000	188
CarMax Auto Owner Trust, Series 2020-4, Class D 1.750%, 4/15/27	300,000	285
Cedar Funding, Ltd., Series 2021-14A, Class A
1.341%, (ICE LIBOR USD 3 Month plus 1.100%), 7/15/33 144A	695,000	690
CIFC Funding, Ltd., Series 2014-2RA, Class A1
1.309%, (ICE LIBOR USD 3 Month plus 1.050%), 4/24/30 144A	915,000	911
CIFC Funding, Ltd., Series 2021-4A, Class A
1.291%, (ICE LIBOR USD 3 Month plus 1.050%), 7/15/33 144A	905,000	896

Short-Term Bond Portfolio

Structured Products (34.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
CNH Equipment Trust, Series 2020-A, Class A4 1.510%, 4/15/27	260,000	254
Daimler Trucks Retail Trust, Series 2020-1, Class A4 1.370%, 6/15/27	855,000	847
Drive Auto Receivables Trust, Series 2020-1, Class C 2.360%, 3/16/26	326,645	327
Drive Auto Receivables Trust, Series 2021-2, Class D 1.390%, 3/15/29	445,000	423
Dryden Senior Loan Fund, Series 2020-86A, Class AR1
1.341%, (ICE LIBOR USD 3 Month plus 1.100%), 7/17/34 144A	610,000	601
Elara HGV Timeshare Issuer, Series 2017-A, Class A 2.690%, 3/25/30 144A	47,480	47
Elara HGV Timeshare Issuer, Series 2019-A, Class A 2.610%, 1/25/34 144A	112,717	110
Enterprise Fleet Financing LLC, Series 2019- 1, Class A2 2.980%, 10/22/24 144A	9,810	10
Enterprise Fleet Financing LLC, Series 2019- 3, Class A2 2.060%, 5/20/25 144A	112,904	113
Exeter Automobile Receivables Trust, Series 2021-2A, Class C 0.980%, 6/15/26	265,000	258
Exeter Automobile Receivables Trust, Series 2021-3A, Class D 1.550%, 6/15/27	335,000	318
Exeter Automobile Receivables Trust, Series 2022-1A, Class D 3.020%, 6/15/28	730,000	710
Ford Credit Auto Owner Trust, Series 2020-2, Class C 1.740%, 4/15/33 144A	310,000	288
Ford Credit Floorplan Master Owner Trust, Series 2020-1, Class C 1.420%, 9/15/25	440,000	430
GM Financial Automobile Leasing Trust, Series 2020-2, Class C 2.560%, 7/22/24	265,000	266
GM Financial Consumer Automobile Receivables Trust, Series 2020-4, Class C 1.050%, 5/18/26	225,000	216
GMF Floorplan Owner Revolving Trust, Series 2019-1, Class A 2.700%, 4/15/24 144A	355,000	355
GS Mortgage Securities Trust, Series 2020-2, Class A3 1.490%, 12/16/24	108,848	109
Hardee’s Funding LLC, Series 2018-1A, Class A21I 4.959%, 6/20/48 144A	303,975	305
Hilton Grand Vacations Trust, Series 2017-AA, Class A 2.660%, 12/26/28 144A	470,123	470

Structured Products (34.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Hilton Grand Vacations Trust, Series 2017-AA, Class B 2.960%, (EXE), 12/26/28 144A	102,589	102
Hilton Grand Vacations Trust, Series 2020-AA, Class A 2.740%, 2/25/39 144A	345,279	337
Home Partners of America Trust, Series 2022- 1, Class A 3.930%, 4/17/39 144A Æ	410,000	406
Hyundai Auto Lease Securitization Trust, Series 2020-A, Class A3 1.410%, 11/15/24	301,853	301
Hyundai Auto Receivables Trust, Series 2019- A, Class B 2.940%, 5/15/25	325,000	327
JPMorgan Chase Bank NA, Series 2021-2, Class D 1.138%, 12/26/28 144A	302,331	297
KKR Financial CLO, Ltd., Series 2013, Class A1R
1.041%, (ICE LIBOR USD 3 Month plus 0.800%), 1/16/28 144A	271,141	271
KKR Financial CLO, Ltd., Series 2029, Class A
1.441%, (ICE LIBOR USD 3 Month plus 1.200%), 1/15/32 144A	1,000,000	996
Kubota Credit Owner Trust, Series 2020-1A, Class A3 1.960%, 3/15/24 144A	148,687	149
Madison Park Funding, Ltd., Series 2017-23A, Class AR
1.238%, (ICE LIBOR USD 3 Month plus 0.970%), 7/27/31 144A	715,000	709
Madison Park Funding, Ltd., Series 2017-23A, Class BR
1.818%, (ICE LIBOR USD 3 Month plus 1.550%), 7/27/31 144A	460,000	457
Madison Park Funding, Ltd., Series 2019-37A, Class AR
1.311%, (ICE LIBOR USD 3 Month plus 1.070%), 7/15/33 144A	450,000	446
Madison Park Funding, Ltd., Series 2022-33A, Class AR
1.449%, (US SOFR 3 Month plus 1.290%), 10/15/32 144A	1,025,000	1,022
Magnetite CLO, Ltd., Series 2020-25A, Class A
1.458%, (ICE LIBOR USD 3 Month plus 1.200%), 1/25/32 144A	655,000	652
Magnetite XVI, Ltd., Series 2015-16A, Class AR
1.041%, (ICE LIBOR USD 3 Month plus 0.800%), 1/18/28 144A	899,648	893
MetLife Securitization Trust, Series 2017-1A, Class A 3.000%, (AFC), 4/25/55 144A	98,723	98
MF1, Series 2021-FL7, Class A
1.511%, (ICE LIBOR USD 1 Month plus 1.080%), 10/18/36 144A	465,000	458

Short-Term Bond Portfolio

Structured Products (34.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Mill City Mortgage Loan Trust, Series 2017-2, Class A1 2.750%, (AFC), 7/25/59 144A	79,081	79
MVW Owner Trust, Series 2017-1A, Class A 2.420%, 12/20/34 144A	166,494	166
MVW Owner Trust, Series 2017-1A, Class B 2.750%, 12/20/34 144A	17,526	17
MVW Owner Trust, Series 2017-1A, Class C 2.990%, 12/20/34 144A	19,278	19
MVW Owner Trust, Series 2019-2A, Class A 2.440%, 10/20/38 144A	97,613	94
MVW Owner Trust, Series 2020-1A, Class A 1.740%, 10/20/37 144A	164,033	158
MVW Owner Trust, Series 2020-1A, Class B 2.730%, 10/20/37 144A	223,918	219
MVW Owner Trust, Series 2021-1WA, Class C 1.940%, 1/22/41 144A	144,393	137
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2A 3.420%, 1/15/43 144A	271,662	272
Navient Private Education Refi Loan Trust, Series 2019-D, Class A2A 3.010%, 12/15/59 144A	249,382	246
Navient Private Education Refi Loan Trust, Series 2019-EA, Class A2A 2.640%, 5/15/68 144A	407,710	402
Navient Private Education Refi Loan Trust, Series 2020-A, Class A2A 2.460%, 11/15/68 144A	349,885	336
Navient Private Education Refi Loan Trust, Series 2020-CA, Class A2A 2.150%, 11/15/68 144A	1,205,000	1,159
Navient Private Education Refi Loan Trust, Series 2020-DA, Class A 1.690%, 5/15/69 144A	240,290	234
Navient Private Education Refi Loan Trust, Series 2020-GA, Class A 1.170%, 9/16/69 144A	150,673	146
Navient Private Education Refi Loan Trust, Series 2022-A, Class A 2.230%, 7/15/70 144A	965,000	933
Navient Student Loan Trust, Series 2019-GA, Class A 2.400%, 10/15/68 144A	554,514	551
Navient Student Loan Trust, Series 2020-HA, Class A 1.310%, 1/15/69 144A	85,548	83
Navient Student Loan Trust, Series 2021-BA, Class A 0.940%, 7/15/69 144A	424,418	401
Navient Student Loan Trust, Series 2021-EA, Class A 0.970%, 12/16/69 144A	245,610	231
Navistar Financial Dealer Note Master Trust, Series 2020-1, Class A
1.137%, (ICE LIBOR USD 1 Month plus 0.950%), 7/25/25 144A	395,000	395
Nelnet Student Loan Trust, Series 2020-1A, Class A
0.927%, (ICE LIBOR USD 1 Month plus 0.740%), 3/26/68 144A	142,381	141

Structured Products (34.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Nelnet Student Loan Trust, Series 2021-CA, Class AFX 1.320%, 4/20/62 144A	900,541	846
Nelnet Student Loan Trust, Series 2021-DA, Class AFX 1.630%, 4/20/62 144A	306,015	291
Neuberger Berman CLO, Ltd., Series 2017- 26A, Class BR
1.641%, (ICE LIBOR USD 3 Month plus 1.400%), 10/18/30 144A	500,000	494
Neuberger Berman CLO, Ltd., Series 2019- 32A, Class AR
1.238%, (ICE LIBOR USD 3 Month plus 0.990%), 1/20/32 144A	955,000	945
Neuberger Berman CLO, Ltd., Series 2021- 40A, Class A
1.301%, (ICE LIBOR USD 3 Month plus 1.060%), 4/16/33 144A	270,000	268
Nissan Auto Lease Trust, Series 2020-A, Class A3 1.380%, 12/16/24	152,606	152
OCP CLO, Ltd., Series 2017-13A, Class A2R
1.791%, (ICE LIBOR USD 3 Month plus 1.550%), 7/15/30 144A	760,000	753
Octane Receivables Trust, Series 2021-2A, Class A 1.210%, 9/20/28 144A	357,374	348
Palmer Square CLO, Ltd., Series 2020-3A, Class A1AR
1.586%, (ICE LIBOR USD 3 Month plus 1.080%), 11/15/31 144A	1,285,000	1,275
Planet Fitness Master Issuer LLC, Series 2018-A1, Class A2II 4.666%, 9/5/48 144A	820,250	816
Santander Bank NA, Series 2021-1A, Class B 1.833%, 12/15/31 144A	215,330	211
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class D 1.570%, 1/15/27 144A	450,000	423
Santander Drive Auto Receivables Trust, Series 2019-C, Class A3 1.860%, 2/21/23 144A	56,537	57
Santander Drive Auto Receivables Trust, Series 2019-C, Class B 2.170%, 11/20/23 144A	215,000	215
Santander Drive Auto Receivables Trust, Series 2019-C, Class C 2.390%, 11/20/23 144A	360,000	361
Santander Drive Auto Receivables Trust, Series 2019-C, Class D 2.880%, 6/20/24 144A	425,000	427
Santander Drive Auto Receivables Trust, Series 2020-3, Class B 0.690%, 3/17/25	480,346	480
Santander Drive Auto Receivables Trust, Series 2020-4, Class C 1.010%, 1/15/26	400,000	395
Santander Drive Auto Receivables Trust, Series 2020-BA, Class C 1.290%, 4/15/26 144A	650,000	633

Short-Term Bond Portfolio

Structured Products (34.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Santander Drive Auto Receivables Trust, Series 2021-3, Class D 1.330%, 9/15/27	560,000	536
Santander Drive Auto Receivables Trust, Series 2021-4, Class D 1.670%, 10/15/27	450,000	425
Santander Drive Auto Receivables Trust, Series 2022-1, Class C 2.560%, 4/17/28	885,000	865
Santander Retail Auto Lease Trust, Series 2019-B, Class C 2.770%, 8/21/23 144A	305,000	305
Santander Retail Auto Lease Trust, Series 2020-A, Class D 2.520%, 11/20/24 144A	320,000	319
Santander Retail Auto Lease Trust, Series 2021-A, Class C 1.140%, 3/20/26 144A	1,030,000	989
Santander Retail Auto Lease Trust, Series 2021-B, Class D 1.410%, 11/20/25 144A	440,000	414
Santander Retail Auto Lease Trust, Series 2021-C, Class C 1.110%, 3/20/26 144A	365,000	346
Sierra Receivables Funding Co. LLC, Series 2019-1A, Class A 3.200%, 1/20/36 144A	65,591	65
Sierra Receivables Funding Co. LLC, Series 2019-2, Class A 2.590%, 5/20/36 144A	215,966	213
Sierra Receivables Funding Co. LLC, Series 2019-3, Class A 2.340%, 7/15/38 144A	536,759	525
Sierra Receivables Funding Co. LLC, Series 2020-2A, Class C 3.510%, 7/20/37 144A	123,373	121
SMB Private Education Loan Trust, Series 2014-A, Class A3
1.897%, (ICE LIBOR USD 1 Month plus 1.500%), 4/15/32 144A	488,475	491
SMB Private Education Loan Trust, Series 2016-C, Class A2B
1.497%, (ICE LIBOR USD 1 Month plus 1.100%), 9/15/34 144A	270,282	271
SMB Private Education Loan Trust, Series 2018-B, Class A2A 3.600%, 1/15/37 144A	164,819	164
SMB Private Education Loan Trust, Series 2018-B, Class A2B
1.117%, (ICE LIBOR USD 1 Month plus 0.720%), 1/15/37 144A	394,389	392
SMB Private Education Loan Trust, Series 2020-BA, Class A1A 1.290%, 7/15/53 144A	157,750	150
SMB Private Education Loan Trust, Series 2021-BA, Class 144A 1.310%, 7/17/51 144A	803,090	763
SMB Private Education Loan Trust, Series 2020-PTB, Class A2A 1.600%, 9/15/54 144A	1,162,803	1,100

Structured Products (34.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Symphony CLO I, Ltd., Series 2021-1A, Class B
1.579%, (ICE LIBOR USD 3 Month plus 1.450%), 10/25/29 144A	815,000	805
Symphony CLO XXIII, Ltd., Series 2021-23A, Class AR
1.261%, (ICE LIBOR USD 3 Month plus 1.020%), 1/15/34 144A	1,045,000	1,035
Symphony CLO XXVI, Ltd., Series 2021-26A, Class AR
1.334%, (ICE LIBOR USD 3 Month plus 1.080%), 4/20/33 144A	285,000	283
Towd Point Mortgage Trust, Series 2015-1, Class A1 3.000%, (AFC), 1/28/58 144A	77,602	77
Towd Point Mortgage Trust, Series 2016-1, Class A3B 3.000%, (AFC), 2/25/55 144A	13,024	13
Towd Point Mortgage Trust, Series 2016-2, Class A1A 2.750%, (AFC), 8/25/55 144A	3,677	4
Towd Point Mortgage Trust, Series 2017-1, Class A1 2.750%, (AFC), 10/25/56 144A	70,797	71
Towd Point Mortgage Trust, Series 2017-2, Class A1 2.750%, (AFC), 4/25/57 144A	45,571	46
Towd Point Mortgage Trust, Series 2017-3, Class A1 2.750%, (AFC), 7/25/57 144A	132,593	133
Towd Point Mortgage Trust, Series 2017-4, Class A1 2.750%, (AFC), 6/25/57 144A	95,732	95
Towd Point Mortgage Trust, Series 2017-6, Class A1 2.750%, (AFC), 10/25/57 144A	349,387	346
Towd Point Mortgage Trust, Series 2018-2, Class A1 3.250%, (AFC), 3/25/58 144A	482,942	483
Towd Point Mortgage Trust, Series 2018-5, Class A1A 3.250%, (AFC), 8/25/58 144A	296,600	298
World Omni Auto Receivables Trust, Series 2019-C, Class C 2.400%, 6/15/26	380,000	380
World Omni Auto Receivables Trust, Series 2020-A, Class C 1.640%, 8/17/26	225,000	221
World Omni Auto Receivables Trust, Series 2022-A, Class C 2.550%, 9/15/28	325,000	317
World Omni Select Auto Trust, Series 2020-A, Class B 0.840%, 6/15/26	270,000	266
World Omni Select Auto Trust, Series 2020-A, Class C 1.250%, 10/15/26	310,000	304

Total		57,641

Short-Term Bond Portfolio

Structured Products (34.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities (19.7%)
Angel Oak Mortgage Trust LLC, Series 2019-4, Class A 3.301%, (AFC), 7/26/49 144A	62,861	63
Angel Oak Mortgage Trust LLC, Series 2019-2, Class M1 4.065%, (AFC), 3/25/49 144A	270,000	266
Angel Oak Mortgage Trust LLC, Series 2020-3, Class A1 1.691%, (AFC), 4/25/65 144A	216,281	213
Angel Oak Mortgage Trust LLC, Series 2020-3, Class A3 2.872%, (AFC), 4/25/65 144A	80,702	80
Angel Oak Mortgage Trust LLC, Series 2020-5, Class A2 1.579%, (AFC), 5/25/65 144A	118,227	116
Angel Oak Mortgage Trust LLC, Series 2020-6, Class A1 1.261%, (AFC), 5/25/65 144A	159,546	156
Angel Oak Mortgage Trust LLC, Series 2021-1, Class A1 0.909%, (AFC), 1/25/66 144A	416,056	403
Angel Oak Mortgage Trust LLC, Series 2021-1, Class A2 1.115%, (AFC), 1/25/66 144A	121,719	118
Angel Oak Mortgage Trust LLC, Series 2021-2, Class A1 0.985%, (AFC), 4/25/66 144A	366,634	350
Angel Oak Mortgage Trust LLC, Series 2021-2, Class A2 1.190%, (AFC), 4/25/66 144A	115,631	110
Angel Oak Mortgage Trust LLC, Series 2021-3, Class A1 1.068%, (AFC), 5/25/66 144A	280,824	265
Angel Oak Mortgage Trust, Series 2019-2, Class A1 3.628%, (AFC), 3/25/49 144A	38,069	38
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class A
1.327%, (ICE LIBOR USD 1 Month plus 0.930%), 12/15/36 144A	520,000	512
Austin Fairmont Hotel Trust , Series 2019-FAIR, Class A
1.241%, (ICE LIBOR USD 1 Month plus 1.050%), 9/15/32 144A	545,000	539
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class A
1.247%, (ICE LIBOR USD 1 Month plus 0.850%), 9/15/34 144A	460,000	454
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class C
2.397%, (ICE LIBOR USD 1 Month plus 2.000%), 9/15/38 144A	435,000	429
BANK, Series 2019-BNK24, Class A1 2.056%, 11/15/62	151,571	149
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A1 1.747%, (AFC), 9/25/51 144A	703,079	676
Bayview MSR Opportunity Master Fund Trust, Series 2021-5, Class A5 2.500%, (AFC), 11/25/51 144A	389,765	373

Structured Products (34.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Bayview MSR Opportunity Master Fund Trust, Series 2021-INV2, Class A5 2.500%, (AFC), 6/25/51 144A	529,498	506
Bayview MSR Opportunity Master Fund Trust, Series 2022-1, Class A5 2.500%, (AFC), 12/25/51 144A	486,180	467
BCP Trust, Series 2021-330N, Class A
1.196%, (ICE LIBOR USD 1 Month plus 0.799%), 6/15/38 144A	290,000	284
BIG Commercial Mortgage Trust, Series 2022-BIG, Class C
2.642%, (US SOFR 1 Month plus 2.340%), 2/15/39 144A	225,000	223
BINOM Securitization Trust, Series 2021-INV1, Class A3 2.625%, (AFC), 6/25/56 144A	233,338	222
BPR Trust, Series 2021-TY, Class B
1.547%, (ICE LIBOR USD 1 Month plus 1.150%), 9/25/38 144A	450,000	440
BRAVO Residential Funding Trust, Series 2021-NQM3, Class A1 1.699%, (AFC), 4/26/60 144A	446,115	435
BSREP Commercial Mortgage Trust, Series 2021-DC, Class D
2.297%, (ICE LIBOR USD 1 Month plus 1.900%), 8/15/38 144A	200,000	194
BX Commercial Mortgage Trust, Series 2019-XL, Class A
1.317%, (ICE LIBOR USD 1 Month plus 0.920%), 10/15/36 144A	283,641	282
BX Commercial Mortgage Trust, Series 2019-XL, Class B
1.477%, (ICE LIBOR USD 1 Month plus 1.080%), 10/15/36 144A	318,750	316
BX Commercial Mortgage Trust, Series 2021-SOAR, Class D
1.797%, (ICE LIBOR USD 1 Month plus 1.400%), 6/15/38 144A	375,000	365
BX Trust, Series 2018-GW, Class A
1.197%, (ICE LIBOR USD 1 Month plus 0.800%), 5/15/35 144A	1,095,000	1,081
BX Trust, Series 2021-ARIA, Class C
2.043%, (ICE LIBOR USD 1 Month plus 1.646%), 10/15/36 144A	330,000	323
BX Trust, Series 2021-VIEW, Class A
1.677%, (ICE LIBOR USD 1 Month plus 1.280%), 6/15/23 144A	255,000	252
CGDB Commercial Mortgage Trust, Series 2019-MOB, Class D
2.047%, (ICE LIBOR USD 1 Month plus 1.650%), 11/15/36 144A	660,000	649
CIM Trust, Series 2020-INV1, Class A2 2.500%, (AFC), 4/25/50 144A	326,376	318
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class B 3.518%, (CSTR), 5/10/35 144A	435,000	433
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class C 3.518%, (CSTR), 5/10/35 144A	255,000	252

Short-Term Bond Portfolio

Structured Products (34.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class A1 2.720%, (AFC), 7/25/49 144A	75,697	75
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A3 2.500%, 8/25/50 144A	344,754	330
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A4 2.500%, (AFC), 8/25/50 144A	478,826	455
Cold Storage Trust, Series 2020-ICE5, Class B
1.697%, (ICE LIBOR USD 1 Month plus 1.300%), 11/15/37 144A	953,501	940
COLT Funding LLC, Series 2020-3, Class A1 1.506%, (AFC), 4/27/65 144A	50,125	50
COLT Funding LLC, Series 2021-3, Class A3 1.419%, (AFC), 9/27/66 144A	238,401	221
COLT Mortgage Loan Trust, Series 2021-1, Class A2 1.167%, (AFC), 6/25/66 144A	330,939	304
COLT Mortgage Loan Trust, Series 2022-3, Class A1 3.901%, (AFC), 2/25/67 144A	980,000	978
COMM Mortgage Trust, Series 2013-300P, Class A1 4.353%, 8/10/30 144A	275,000	278
COMM Mortgage Trust, Series 2020-CBM, Class D 3.633%, (CSTR), 11/13/39 144A	235,000	224
Commercial Mortgage Pass Through Certificates, Series 2014-CR15, Class B 4.640%, (CSTR), 2/10/47	435,000	442
Commercial Mortgage Pass Through Certificates, Series 2014-CR19, Class AM 4.080%, 8/10/47	495,000	499
Commercial Mortgage Pass Through Certificates, Series 2014-CR19, Class D 4.705%, (CSTR), 8/10/47 144A	185,000	174
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class B 4.701%, 3/10/47	480,000	485
Commercial Mortgage Pass Through Certificates, Series 2014-UBS5, Class A4 3.838%, 9/10/47	630,000	634
Commercial Mortgage Pass Through Certificates, Series 2015-CR22, Class B 3.926%, (AFC), 3/10/48	235,000	234
Commercial Mortgage Pass Through Certificates, Series 2015-CR22, Class C 4.106%, (CSTR), 3/10/48	440,000	433
Commercial Mortgage Pass Through Certificates, Series 2015-LC23, Class A2 3.221%, 10/10/48	345,469	343
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M1
1.049%, (US 30 Day Average SOFR plus 1.000%), 12/25/41 144A	412,489	408
Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M1
1.249%, (US 30 Day Average SOFR plus 1.200%), 12/25/41 144A	938,485	931

Structured Products (34.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M1
2.199%, (US 30 Day Average SOFR plus 2.100%), 3/25/42 144A	580,000	581
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class C
1.827%, (ICE LIBOR USD 1 Month plus 1.430%), 5/15/36 144A	515,000	510
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D
1.997%, (ICE LIBOR USD 1 Month plus 1.600%), 5/15/36 144A	405,000	400
Credit Suisse Mortgage Capital Certificates, Series 2020-NET, Class A 2.256%, 8/15/37 144A	200,661	191
Credit Suisse Mortgage Capital Certificates, Series 2020-NET, Class D 3.706%, (CSTR), 8/15/37 144A	445,000	424
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4 3.718%, 8/15/48	305,000	307
CSAIL Commerical Mortgage Trust, Series 2019-C16, Class A1 2.360%, 6/15/52	156,181	155
Deephaven Residential Mortgage Trust, Series 2021-1A, Class A3 1.128%, (AFC), 5/25/65 144A	108,579	105
Deephaven Residential Mortgage Trust, Series 2021-2, Class A1 0.899%, (AFC), 4/25/66 144A	151,026	142
Deephaven Residential Mortgage Trust, Series 2021-2, Class A3 1.260%, (AFC), 4/25/66 144A	169,443	159
Eagle RE, Ltd., Series 2021-2, Class M1A
1.599%, (US 30 Day Average SOFR plus 1.550%), 4/25/34 144A	255,000	254
Ellington Financial Mortgage Trust, Series 2019-2, Class A3 3.046%, (AFC), 11/25/59 144A	75,356	74
Ellington Financial Mortgage Trust, Series 2020-1, Class A1 2.006%, (AFC), 6/25/65 144A	172,243	171
Ellington Financial Mortgage Trust, Series 2021-1, Class A1 0.797%, (AFC), 2/25/66 144A	95,164	91
Ellington Financial Mortgage Trust, Series 2021-1, Class A3 1.106%, (AFC), 2/25/66 144A	78,917	76
Ellington Financial Mortgage Trust, Series 2021-2, Class A1 0.931%, (AFC), 6/25/66 144A	643,923	602
Ellington Financial Mortgage Trust, Series 2021-2, Class A3 1.291%, (AFC), 6/25/66 144A	190,250	177
Ellington Financial Mortgage Trust, Series 2021-3, Class A1 1.241%, (AFC), 9/25/66 144A	259,911	237
Ellington Financial Mortgage Trust, Series 2021-3, Class A3 1.550%, (AFC), 9/25/66 144A	194,933	178

Short-Term Bond Portfolio

Structured Products (34.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Extended Stay America Trust, Series 2021-ESH, Class C
2.097%, (ICE LIBOR USD 1 Month plus 1.700%), 7/15/38 144A	477,064	470
Federal Home Loan Bank
2.500%, 1/1/52	626,259	599
4.000%, 12/1/49	106,468	110
4.500%, 5/1/50	71,084	74
Federal Home Loan Mortgage Corp.
3.000%, 11/1/34	45,341	46
3.500%, 3/1/46	39,241	40
3.500%, 12/1/47	351,960	357
5.000%, 12/1/41	143,115	151
5.500%, 5/1/22	29	–π
6.000%, 9/1/34	1,232	1
6.000%, 2/1/35	25,829	28
6.000%, 9/1/35	8,110	9
7.000%, 3/1/39	52,527	57
7.500%, 6/1/38	50,287	55
Federal Home Loan Mortgage Corp., Series 2014-DNA3, Class M1
4.187%, (ICE LIBOR USD 1 Month plus 4.000%), 8/25/24	71,972	73
Federal Home Loan Mortgage Corp., Series 2017-SC02, Class M1 3.843%, (CSTR), 5/25/47 144A	29,131	29
Federal Home Loan Mortgage Corp., Series 2018-HQA2, Class M1
0.937%, (ICE LIBOR USD 1 Month plus 0.750%), 10/25/48 144A	30,677	31
Federal Home Loan Mortgage Corp., Series 3713, Class PA 2.000%, 2/15/40	100,984	100
Federal Home Loan Mortgage Corp., Series 4092, Class CL 1.250%, 6/15/27	311,534	306
Federal National Mortgage Association
2.000%, 10/1/50	238,442	222
2.500%, 10/1/22	17,520	17
2.500%, 12/1/22	6,024	6
2.500%, 1/1/52	580,001	554
3.000%, 6/1/22	1,109	1
3.000%, 4/1/24	44,749	45
3.000%, 9/1/28	212,987	215
3.000%, 12/1/34	104,019	106
3.000%, 3/1/35	43,387	44
3.500%, 5/1/27	225,480	231
3.500%, 4/1/46	233,096	237
3.500%, 2/1/48	415,668	420
3.500%, 1/1/52	160,520	161
4.000%, 1/1/47	69,201	71
4.000%, 2/1/49	15,702	16
4.000%, 11/1/49	42,081	43
4.000%, 12/1/49	14,434	15
4.000%, 4/13/52	340,000	347
4.500%, 5/1/40	51,822	55
4.500%, 9/1/40	45,736	48
4.500%, 5/1/41	88,187	94
4.500%, 8/1/48	28,814	30
4.500%, 9/1/48	28,432	30

Structured Products (34.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
4.500%, 10/1/48	180,828	189
4.500%, 11/1/48	42,139	44
4.500%, 12/1/48	211,502	220
4.500%, 5/1/49	117,765	123
4.500%, 1/1/50	24,575	26
5.000%, 10/1/33	83,090	90
5.000%, 6/1/40	45,033	49
5.000%, 7/1/45	66,679	72
5.000%, 9/1/48	66,369	70
5.000%, 2/1/49	35,517	37
5.000%, 8/1/49	27,488	29
5.500%, 8/1/37	48,101	53
5.500%, 2/1/38	181,463	199
6.000%, 8/1/22	910	1
6.000%, 3/1/34	41,926	46
6.000%, 8/1/34	114,367	126
6.000%, 11/1/34	4,186	5
6.000%, 12/1/34	1,535	2
6.000%, 4/1/35	2,689	3
6.000%, 5/1/38	1,771	2
6.000%, 10/1/40	88,628	98
6.000%, 2/1/49	379,716	429
6.500%, 7/1/32	13,548	15
6.500%, 12/1/32	13,500	15
Federal National Mortgage Association, Series 2011-113, Class AG 2.500%, 11/25/26	55,523	55
Federal National Mortgage Association, Series 2013-74, Class AD 2.000%, 7/25/23	16,210	16
Federal National Mortgage Association, Series 2017-90, Class KA 3.000%, 11/25/47	228,072	225
Federal National Mortgage Association, Series 2017-C02, Class 2ED3
1.537%, (ICE LIBOR USD 1 Month plus 1.350%), 9/25/29	13,415	13
Federal National Mortgage Association, Series 2017-C04, Class 2ED2
1.287%, (ICE LIBOR USD 1 Month plus 1.100%), 11/25/29	537,368	532
Federal National Mortgage Association, Series 2017-C05, Class 1ED3
1.387%, (ICE LIBOR USD 1 Month plus 1.200%), 1/25/30	173,938	174
Federal National Mortgage Association, Series 2018-C01, Class 1ED2
1.037%, (ICE LIBOR USD 1 Month plus 0.850%), 7/25/30	305,388	304
Federal National Mortgage Association, Series 2018-C03, Class 1EB2
1.037%, (ICE LIBOR USD 1 Month plus 0.850%), 10/25/30	660,000	655
Flagstar Mortgage Trust, Series 2020-1INV, Class A11
1.037%, (ICE LIBOR USD 1 Month plus 0.850%), 3/25/50 144A	125,085	124
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class B 3.447%, 12/10/36 144A	605,000	590

Short-Term Bond Portfolio

Structured Products (34.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
FWD Securitization Trust, Series 2020-INV1, Class A-1 2.240%, (AFC), 1/25/50 144A	281,101	278
Galton Funding Mortgage Trust, Series 2018-1, Class A33 3.500%, (AFC), 11/25/57 144A	41,271	41
Galton Funding Mortgage Trust, Series 2019-1, Class A21 4.500%, (AFC), 2/25/59 144A	68,670	69
Galton Funding Mortgage Trust, Series 2019-1, Class A32 4.000%, (AFC), 2/25/59 144A	29,876	30
Galton Funding Mortgage Trust, Series 2019-H1, Class M1 3.339%, (AFC), 10/25/59 144A	260,000	252
Galton Funding Mortgage Trust, Series 2020-H1, Class A1 2.310%, (AFC), 1/25/60 144A	12,820	13
Galton Funding Mortgage Trust, Series 2020-H1, Class M1 2.832%, (AFC), 1/25/60 144A	285,000	273
GCT LLC, Series 2021-GCT, Class A
1.197%, (ICE LIBOR USD 1 Month plus 0.800%), 2/15/38 144A	335,000	329
Government National Mortgage Association
3.000%, 9/20/47	599,659	597
3.500%, 12/20/42	3,787	4
3.500%, 9/20/43	51,187	53
3.500%, 8/20/44	101,070	102
3.500%, 10/20/46	670	1
3.500%, 11/20/46	40,928	42
3.500%, 1/20/47	44,062	45
3.500%, 4/21/52 b	2,864,000	2,880
4.000%, 3/20/48	83,316	85
4.000%, 4/20/50 b	296,647	304
4.000%, 10/20/50	196,639	202
4.500%, 7/20/41	213,101	227
5.000%, 3/20/34	235,239	255
5.000%, 1/20/48	39,253	42
5.000%, 2/20/48	182,845	195
5.500%, 6/20/37	49,641	55
5.500%, 9/15/45	154,582	173
5.500%, 3/20/48	29,643	32
5.500%, 12/20/48	17,710	19
5.500%, 2/20/49	215,934	230
Great Wolf Trust, Series 2019-WOLF, Class A
1.431%, (ICE LIBOR USD 1 Month plus 1.034%), 12/15/36 144A	255,000	252
Great Wolf Trust, Series 2019-WOLF, Class C
2.030%, (ICE LIBOR USD 1 Month plus 1.633%), 12/15/36 144A	270,000	265
GS Mortgage Backed Securities Trust, Series 2021-HP1, Class A6 2.500%, 1/25/52 144A	317,738	305
GS Mortgage Backed Securities Trust, Series 2021-PJ5, Class A8 2.500%, 10/25/51 144A	768,275	736
GS Mortgage Backed Securities Trust, Series 2022-GR1, Class A5 2.500%, (AFC), 6/25/52 144A	1,013,711	973

Structured Products (34.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
GS Mortgage Backed Securities Trust, Series GR2, Class A6 2.500%, (AFC), 2/25/52 144A	380,552	365
GS Mortgage Backed Securities Trust, Series NQM1, Class A1 1.017%, (AFC), 7/25/61 144A	200,170	192
GS Mortgage Securities Trust, Series 2014-EB1A, Class 2A1 1.625%, (CSTR), 7/25/44 144A	4,326	4
GS Mortgage Securities Trust, Series 2021-ROSS, Class B
1.997%, (ICE LIBOR USD 1 Month plus 1.600%), 5/15/26 144A	390,000	385
Homeward Opportunities Fund I Trust, Series 2020-2, Class A1 1.657%, (AFC), 5/25/65 144A	67,534	67
Hundred Acre Wood Trust, Series 2021-INV1, Class A9 2.500%, 7/25/51 144A	515,331	493
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A3 1.516%, (AFC), 9/25/56 144A	324,104	299
InTown Hotel Portfolio Trust, Series 2018-STAY, Class A
1.497%, (ICE LIBOR USD 1 Month plus 1.100%), 1/15/33 144A	115,000	115
InTown Hotel Portfolio Trust, Series 2018-STAY, Class C
2.047%, (ICE LIBOR USD 1 Month plus 1.650%), 1/15/33 144A	100,000	100
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class C
1.997%, (ICE LIBOR USD 1 Month plus 1.600%), 9/15/29 144A	250,000	245
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class B
1.747%, (ICE LIBOR USD 1 Month plus 1.350%), 9/15/29 144A	790,000	776
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-609M, Class B
2.167%, (ICE LIBOR USD 1 Month plus 1.770%), 10/15/33 144A	540,000	525
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-609M, Class C
2.567%, (ICE LIBOR USD 1 Month plus 2.170%), 10/15/33 144A	440,000	422
JP Morgan Mortgage Trust, Series 2020-INV1, Class A11
0.938%, (ICE LIBOR USD 1 Month plus 0.830%), (AFC), 8/25/50 144A	60,425	60
JP Morgan Mortgage Trust, Series 2020-INV1, Class A15 3.500%, (AFC), 8/25/50 144A	98,366	98
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A5 3.934%, 9/15/47	540,000	547

Short-Term Bond Portfolio

Structured Products (34.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
KKR Industrial Portfolio Trust, Series 2021-KDIP, Class C
1.397%, (ICE LIBOR USD 1 Month plus 1.000%), 12/15/37 144A	157,500	154
KKR Industrial Portfolio Trust, Series 2021-KDIP, Class D
1.647%, (ICE LIBOR USD 1 Month plus 1.250%), 12/15/37 144A	116,250	113
KNDR Mortgage Trust, Series 2021-KIND, Class C
2.147%, (ICE LIBOR USD 1 Month plus 1.750%), 8/15/38 144A	580,000	568
LSTAR Commercial Mortgage Trust, Series 2017-5, Class AS 4.021%, 3/10/50 144A	340,000	341
Mello Mortgage Capital Acceptance, Series 2021-INV3, Class A4 2.500%, (AFC), 10/25/51 144A	444,612	424
MFRA Trust, Series 2021-INV1, Class A1 0.852%, (AFC), 1/25/56 144A	209,761	203
MFRA Trust, Series 2021-NQM2, Class A2 1.317%, (AFC), 11/25/64 144A	166,254	157
MHC Commercial Mortgage Trust, Series 2021-MHC2, Class B
1.497%, (ICE LIBOR USD 1 Month plus 1.100%), 5/15/23 144A	380,000	369
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class AS 4.110%, (AFC), 10/15/47	185,000	186
Morgan Stanley Capital I Trust, Series 2014-150E, Class A 3.912%, 9/9/32 144A	610,000	605
Morgan Stanley Capital I Trust, Series 2019-MEAD, Class D 3.177%, (CSTR), 11/10/36 144A	480,000	449
Morgan Stanley Capital I Trust, Series 2019- NUGS, Class D
3.300%, (ICE LIBOR USD 1 Month plus 1.800%), 12/15/36 144A	315,000	311
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-2, Class A4 2.500%, (AFC), 5/25/51 144A	164,676	157
New Orleans Hotel Trust, Series 2019-HNLA, Class B
1.686%, (ICE LIBOR USD 1 Month plus 1.289%), 4/15/32 144A	790,000	774
New Residential Mortgage Loan Trust, Series 2019-NQM2, Class A1 1.650%, (AFC), 5/24/60 144A	130,757	128
New Residential Mortgage Loan Trust, Series 2019-NQM5, Class A1 2.710%, (AFC), 11/25/59 144A	183,186	182
New Residential Mortgage Loan Trust, Series 2020-NQM1, Class A1 2.464%, (AFC), 1/26/60 144A	148,787	148
New Residential Mortgage Loan Trust, Series 2021-INV1, Class A6 2.500%, (AFC), 6/25/51 144A	334,381	320
New Residential Mortgage Loan Trust, Series 2021-INV2, Class A7 2.500%, (AFC), 9/25/51 144A	941,709	904

Structured Products (34.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
New Residential Mortgage Loan Trust, Series 2021-NQM1R, Class A1 0.943%, (AFC), 7/25/55 144A	332,428	322
NMLT Trust, Series 2021-INV2, Class A1 1.162%, (AFC), 8/25/56 144A	1,016,770	952
NMLT Trust, Series 2021-INV2, Class A3 1.520%, (AFC), 8/25/56 144A	263,271	247
OBX Trust, Series 2019-EXP2, Class 2A2
1.387%, (ICE LIBOR USD 1 Month plus 1.200%), 7/25/59 144A	131,162	130
OBX Trust, Series 2019-EXP3, Class 2A1
1.087%, (ICE LIBOR USD 1 Month plus 0.900%), (AFC), 10/25/59 144A	130,182	132
OBX Trust, Series 2020-INV1, Class A5 3.500%, (AFC), 12/25/49 144A	55,580	55
OBX Trust, Series 2021-NQM1, Class A1 1.072%, (AFC), 2/25/66 144A	445,315	431
ONE Park Mortgage Trust, Series 2021-PARK, Class B
1.347%, (ICE LIBOR USD 1 Month plus 0.950%), 3/15/36 144A	755,000	728
ONE Park Mortgage Trust, Series 2021-PARK, Class C
1.497%, (ICE LIBOR USD 1 Month plus 1.100%), 3/15/36 144A	405,000	389
Onslow Bay Financial LLC, Series 2020-EXP1, Class 1A8 3.500%, 2/25/60 144A	184,761	181
Onslow Bay Financial LLC, Series 2020-EXP1, Class 2A1
0.937%, (ICE LIBOR USD 1 Month plus 0.750%), 2/25/60 144A	200,309	199
Onslow Bay Financial LLC, Series 2020-EXP1, Class 2A2
1.137%, (ICE LIBOR USD 1 Month plus 0.950%), 2/25/60 144A	119,202	118
Onslow Bay Financial LLC, Series 2020-EXP2, Class A8 3.000%, (AFC), 5/25/60 144A	243,525	240
Onslow Bay Financial LLC, Series 2020-EXP2, Class A9 3.000%, (AFC), 5/25/60 144A	60,881	60
Onslow Bay Financial LLC, Series 2020-EXP3, Class 1A8 3.000%, (AFC), 1/25/60 144A	206,621	204
Onslow Bay Financial LLC, Series 2021-J1, Class A4 2.500%, (AFC), 5/25/51 144A	571,499	548
Onslow Bay Mortgage Loan Trust, Series 2021-NQM3, Class A1 1.054%, (AFC), 7/25/61 144A	246,812	232
PSMC Trust, Series 2021-1, Class A11 2.500%, (AFC), 3/25/51 144A	790,455	756
PSMC Trust, Series 2021-2, Class A3 2.500%, (AFC), 5/25/51 144A	628,883	602
Sequoia Mortgage Trust, Series 2018-CH2, Class A21 4.000%, (AFC), 6/25/48 144A	27,770	28
Sequoia Mortgage Trust, Series 2018-CH2, Class A3 4.000%, (AFC), 6/25/48 144A	64,057	64

Short-Term Bond Portfolio

Structured Products (34.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Sequoia Mortgage Trust, Series 2018-CH3, Class A19 4.500%, (AFC), 8/25/48 144A	10,423	10
Sequoia Mortgage Trust, Series 2018-CH4, Class A2 4.000%, (AFC), 10/25/48 144A	14,411	14
SG Residential Mortgage Trust, Series 2019-3, Class A2 2.877%, (AFC), 9/25/59 144A	194,845	195
SG Residential Mortgage Trust, Series 2020-2, Class A1 1.381%, (AFC), 5/25/65 144A	141,186	139
SG Residential Mortgage Trust, Series 2022-1, Class A1 3.166%, (AFC), 3/27/62 144A	625,000	613
Shelter Growth CRE Issuer, Ltd., Series 2021- FL3, Class A
1.477%, (ICE LIBOR USD 1 Month plus 1.080%), 9/15/36 144A	303,173	300
Slide, Series 2018-FUN, Class D
2.497%, (ICE LIBOR USD 1 Month plus 2.100%), 6/15/31 144A	354,771	348
STACR Trust, Series 2018-DNA2, Class M2
1.137%, (ICE LIBOR USD 1 Month plus 0.950%), 12/25/30 144A	454,439	453
STACR Trust, Series 2018-DNA3, Class M2
1.087%, (ICE LIBOR USD 1 Month plus 0.900%), 9/25/48 144A	286,355	286
STACR Trust, Series 2018-HRP2, Class M2
1.437%, (ICE LIBOR USD 1 Month plus 1.250%), 2/25/47 144A	115,345	115
STACR Trust, Series 2020-DNA6, Class M1
0.949%, (US 30 Day Average SOFR plus 0.900%), 12/25/50 144A	17,099	17
STACR Trust, Series 2021-DNA1, Class M1
0.699%, (US 30 Day Average SOFR plus 0.650%), 1/25/51 144A	15,282	15
STACR Trust, Series 2021-DNA2, Class M1
0.849%, (US 30 Day Average SOFR plus 0.800%), 8/25/33 144A	193,899	193
STACR Trust, Series 2021-DNA3, Class M2
2.149%, (US 30 Day Average SOFR plus 2.100%), 10/25/33 144A	395,000	386
STACR Trust, Series 2021-DNA5, Class M2
1.699%, (US 30 Day Average SOFR plus 1.650%), 1/25/34 144A	260,000	256
STACR Trust, Series 2021-DNA6, Class M2
1.549%, (US 30 Day Average SOFR plus 1.500%), 10/25/41 144A	325,000	309
STACR Trust, Series 2021-DNA7, Class M1
0.899%, (US 30 Day Average SOFR plus 0.850%), 11/25/41 144A	255,000	250
STACR Trust, Series 2021-DNA7, Class M2
1.849%, (US 30 Day Average SOFR plus 1.800%), 11/25/41 144A	375,000	357
STACR Trust, Series 2021-HQA1, Class M1
0.749%, (US 30 Day Average SOFR plus 0.700%), 8/25/33 144A	264,512	263
STACR Trust, Series 2021-HQA3, Class M1
0.899%, (US 30 Day Average SOFR plus 0.850%), 9/25/41 144A	255,000	249

Structured Products (34.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
STACR Trust, Series 2021-HQA4, Class M1
0.999%, (US 30 Day Average SOFR plus 0.950%), 12/25/41 144A	500,000	487
STACR Trust, Series 2022-DNA2, Class M1A
1.349%, (US 30 Day Average SOFR plus 1.300%), 2/25/42 144A	335,068	333
STACR Trust, Series 2022-HQA1, Class M1A
2.150%, (US 30 Day Average SOFR plus 2.100%), 3/25/42 144A	635,000	636
Starvest Emerging Markets CBO I, Series 2021-2, Class A1 0.943%, (AFC), 5/25/65 144A	240,005	235
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A1 2.610%, (AFC), 9/27/49 144A	8,342	8
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3 2.916%, (AFC), 9/27/49 144A	181,793	178
Starwood Mortgage Residential Trust, Series 2020-1, Class A2 2.408%, (AFC), 2/25/50 144A	208,100	204
Starwood Mortgage Residential Trust, Series 2021-4, Class A1 1.162%, (AFC), 8/25/56 144A	803,685	771
Toorak Mortgage Corp., Series 2021-INV1, Class A2 1.409%, (AFC), 12/31/99 144A	160,542	149
Uniform Mortgage Backed Security TBA 3.000%, 4/13/52	1,205,000	1,179
United Wholsale Mortgage LLC, Series 2021- INV2, Class A4 2.500%, (AFC), 9/25/51 144A	172,183	164
United Wholsale Mortgage LLC, Series 2021- INV5, Class B 2.500%, (AFC), 1/25/52 144A	201,326	193
Verus Securitization Trust, Series 2019-4, Class A3 3.000%, (AFC), 11/25/59 144A	308,871	308
Verus Securitization Trust, Series 2019-INV2, Class A1 2.913%, (AFC), 7/25/59 144A	174,208	174
Verus Securitization Trust, Series 2019-INV2, Class A2 3.117%, (AFC), 7/25/59 144A	233,282	233
Verus Securitization Trust, Series 2019-INV3, Class A3 3.100%, (AFC), 11/25/59 144A	209,822	210
Verus Securitization Trust, Series 2020-1, Class A1 2.417%, (AFC), 1/25/60 144A	114,373	114
Verus Securitization Trust, Series 2020-1, Class A3 2.724%, (AFC), 1/25/60 144A	266,875	265
Verus Securitization Trust, Series 2020-2, Class A1 2.226%, (AFC), 5/25/60 144A	209,291	208
Verus Securitization Trust, Series 2020-5, Class A3 1.733%, (AFC), 5/25/65 144A Σ	111,693	109

Short-Term Bond Portfolio

Structured Products (34.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Verus Securitization Trust, Series 2020-INV1, Class A1 1.977%, (AFC), 4/25/60 144A	113,454	112
Verus Securitization Trust, Series 2021-1, Class A1 0.815%, (AFC), 1/25/66 144A	128,110	124
Verus Securitization Trust, Series 2021-1, Class A3 1.155%, (AFC), 1/25/66 144A	104,585	101
Verus Securitization Trust, Series 2021-2, Class A1 1.031%, (AFC), 2/25/66 144A	238,945	230
Verus Securitization Trust, Series 2021-2, Class A2 1.052%, (AFC), 1/25/66 144A	177,794	172
Verus Securitization Trust, Series 2021-5, Class A3 1.373%, (AFC), 9/25/66 144A	271,629	250
Verus Securitization Trust, Series 2021-7, Class A1 1.829%, (AFC), 10/25/66 144A	964,392	911
Verus Securitization Trust, Series 2021-R1, Class A2 1.057%, (AFC), 10/25/63 144A	99,360	96
Verus Securitization Trust, Series 2021-R2, Class A1 0.918%, (AFC), 2/25/64 144A	249,814	245
Verus Securitization Trust, Series 2022-1, Class A3 3.288%, (AFC), 1/25/67 144A	997,763	968
Vista Point Securitization Trust, Series 2020-1, Class A1 1.763%, (AFC), 3/25/65 144A	37,500	37
Vista Point Securitization Trust, Series 2020-2, Class A3 2.496%, (AFC), 4/25/65 144A	81,583	79

Structured Products (34.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A2 3.020%, 7/15/58	123,873	124
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1, Class A17 3.000%, (AFC), 5/25/50 144A	46,658	45
Wells Fargo Mortgage Backed Securities Trust, Series 2021-RR1, Class A3 2.500%, (AFC), 12/25/50 144A	675,249	644
WFRBS Commercial Mortgage Trust, Series 2014-C23, Class A5 3.917%, 10/15/57	575,000	583
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A5 4.045%, 3/15/47	325,000	329
ZH Trust, Series 2021-1, Class A 2.253%, 2/18/27 144A	350,000	345

Total		79,283

Total Structured Products (Cost: $140,604)		136,924

Short-Term Investments (3.2%)
Financial (0.3%)
UniCredit SpA 3.750%, 4/12/22 144A	1,010,000	1,010

Total		1,010

Money Market Funds (2.9%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.250%#	11,842,053	11,842

Total		11,842

Total Short-Term Investments (Cost: $12,853)		12,852

Total Investments (102.8%) (Cost: $423,604)@		413,982

Other Assets, Less Liabilities (-2.8%)		(11,427)

Net Assets (100.0%)		402,555

Short-Term Bond Portfolio

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
Five-Year US Treasury Note Future	Short	USD	11,600	116	6/22	$13,304	$312	$(16)
Ten-Year US Treasury Note Future	Long	USD	400	4	6/22	491	(1)	(4)
Two-Year US Treasury Note Future	Long	USD	54,200	271	6/22	57,431	(809)	44
Ultra Ten-Year US Treasury Note Future	Long	USD	800	8	6/22	1,084	(37)	3
							$(535)	$27

	Financial Derivative Assets			Financial Derivative Liabilities

	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s) Options
	Swaps	Futures	Total	Swaps	Futures	Total
Total Exchange-Traded or Centrally Cleared Derivatives	$–	$47	$47	$–	$(20)	$(20)	$–

+	All par is stated in U.S. Dollar unless otherwise noted.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022 the value of these securities (in thousands) was $176,250 representing 43.8% of the net assets.

b

Cash or securities with an aggregate value of $78,447 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 3/31/2022.

§

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At March 31, 2022, the aggregate value of these securities was $6,111 (in thousands), representing 1.5% of net assets.

Σ	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
Æ	Security valued using significant unobservable inputs.
π	Amount is less than one thousand.
#	7-Day yield as of 3/31/2022.
@

At March 31, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $423,604 and the net unrealized depreciation of investments based on that cost was $10,156 which is comprised of $749 aggregate gross unrealized appreciation and $10,905 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Short-Term Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification  defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is  based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2022.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Municipal Bonds	$—	$1,468	$—
Corporate Bonds	—	201,930	—
Governments	—	60,808	—
Structured Products
Asset Backed Securities	—	57,235	406
All Others	—	79,283	—
Short-Term Investments
Money Market Funds	11,842	—	—
All Others	—	1,010	—
Other Financial Instruments^
Futures	312	—	—

Total Assets:	$12,154	$401,734	$406

Liabilities:
Other Financial Instruments^
Futures	(847)	—	—

Total Liabilities:	$(847)	$—	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended March 31, 2022.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand